SUMMARY OF REPORTABLE SEGMENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 7,664,784	$ 8,686,118	$ 6,794,816
Other income	1,848,731	1,836,822	2,783,391
Finance income	119,511	220,161	36,256
Total segment revenue & other income	9,633,026	10,743,101	9,614,463
Depreciation and amortization	(534,888)	(676,583)	(578,668)
Finance costs	(51,622)	(29,515)	(15,215)
Raw materials and change in inventories	(3,760,310)	(4,335,265)	(3,013,534)
Commissions	(216,414)	(236,019)	(156,625)
Employee benefits expenses	(7,586,107)	(6,208,066)	(5,868,655)
Advertising and promotional expenses	(2,609,315)	(2,712,353)	(1,885,402)
Professional fees	(1,285,061)	(1,360,640)	(1,835,444)
Research and development expenses	(752,754)	(1,281,157)	(705,507)
Impairment expenses	(1,332,000)	(2,125,725)	(564,161)
Other expenses	(3,521,774)	(3,687,030)	(2,154,375)
Total segment expenses	(21,650,245)	(22,652,353)	(16,777,586)
Income tax credit		158,329	32,125
Loss for the period	(12,017,219)	(11,750,923)	(7,130,998)
Total Segment Assets	6,186,521	14,856,237	20,801,698
Total Segment Liabilities	(4,356,106)	(3,693,661)	(4,370,627)
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	1,367,834	944,058
Other income
Finance income
Total segment revenue & other income	1,367,834	944,058
Depreciation and amortization	(24,703)	(22,310)
Finance costs	(1,698)	(2,693)
Raw materials and change in inventories	(545,875)	(404,660)
Commissions	(57,155)	(42,727)
Employee benefits expenses	(275,143)	(209,219)
Advertising and promotional expenses	(87,581)	(35,926)
Professional fees	(197,508)	(62,522)
Research and development expenses
Impairment expenses
Other expenses	(221,172)	(253,619)
Total segment expenses	(1,410,835)	(1,033,676)
Income tax credit
Loss for the period	(43,001)	(89,618)
Total Segment Assets	528,078	625,421
Total Segment Liabilities	(204,852)	(208,468)
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	6,162,865	7,698,605	5,989,782
Other income		17
Finance income
Total segment revenue & other income	6,162,865	7,698,622	5,989,782
Depreciation and amortization	(30,157)	(30,074)
Finance costs	(532)	(2,132)
Raw materials and change in inventories	(2,815,189)	(3,896,000)	(2,951,815)
Commissions	(159,259)	(193,292)	(156,625)
Employee benefits expenses	(1,440,129)	(1,593,699)	(1,235,657)
Advertising and promotional expenses	(1,025,290)	(1,681,875)	(1,079,291)
Professional fees	(80,199)	(18,414)	(21,685)
Research and development expenses
Impairment expenses	(1,332,000)	(2,125,725)
Other expenses	(788,910)	(1,028,670)	(721,226)
Total segment expenses	(7,671,665)	(10,569,881)	(6,166,299)
Income tax credit
Loss for the period	(1,508,800)	(2,871,259)	(176,517)
Total Segment Assets	1,838,706	3,320,967	2,668,618
Total Segment Liabilities	(1,156,382)	(1,308,206)	(1,969,878)
GeneType/Corporate [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	134,085	43,455	805,034
Other income	1,848,731	1,836,805	2,783,391
Finance income	119,511	220,161	36,256
Total segment revenue & other income	2,102,327	2,100,421	3,624,681
Depreciation and amortization	(480,028)	(624,199)	(578,668)
Finance costs	(49,392)	(24,690)	(15,215)
Raw materials and change in inventories	(399,246)	(34,605)	(61,719)
Commissions
Employee benefits expenses	(5,870,835)	(4,405,148)	(4,632,998)
Advertising and promotional expenses	(1,496,444)	(994,552)	(806,111)
Professional fees	(1,007,354)	(1,279,704)	(1,813,759)
Research and development expenses	(752,754)	(1,281,157)	(705,507)
Impairment expenses			(564,161)
Other expenses	(2,511,692)	(2,404,741)	(1,433,149)
Total segment expenses	(12,567,745)	(12,513,521)	(10,611,287)
Income tax credit		158,329	32,125
Loss for the period	(10,465,418)	(10,254,771)	(6,954,481)
Total Segment Assets	3,819,736	10,909,849	18,133,080
Total Segment Liabilities	$ (2,994,872)	$ (2,176,987)	$ (2,400,749)